Schedule I - Condensed Financial Information Of Registrant (Fair Value) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 08, 2020
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	$ 4,039	$ 19,234	$ 19,234	$ 22,945
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Face Value	4,278,800	3,488,800		3,033,800
Fair Value	4,070,858	3,315,467		2,775,644
Long-term debt	4,038,698	3,003,420		3,000,450
Deferred financing costs, net		23,612
Unamortized discounts	9,700	6,768
Interest Rate Swap [Member]
Accumulated Other Income (Loss)					$ 72,300
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount, Purchase (Sales), Net	400,000	400,000
Fixed Rate [Member]
Face Value	4,083,800	3,033,800		3,033,800
Fair Value	3,875,858	2,860,467		2,775,644
Variable Rate [Member]
Face Value	195,000	455,000		0
Fair Value	195,000	455,000		0
Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value		17,846		15,400
Investments, Fair Value Disclosure		3,552		3,228
Total financial assets measured at fair value		17,846		15,400
Face Value		880,000		880,000
Fair Value		839,471		816,411
Long-term debt		470,653		873,663
Deferred financing costs, net	9,044	4,554		5,912
Unamortized discounts	$ 1,423	319		425
Parent Company [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount, Purchase (Sales), Net		400,000
Parent Company [Member] | Fixed Rate [Member]
Face Value		880,000		880,000
Fair Value		$ 839,471		816,411
Parent Company [Member] | Four Point Two Five Percent Senior Secured Notes
Debt instrument, stated interest rate	4.25%	4.25%
Long-term debt	$ 475,000	$ 475,000		475,000
Subsidiaries [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	393	1,388		7,545
Total financial assets measured at fair value	393	1,388		7,545
Face Value	2,998,800	2,608,800		2,153,800
Fair Value	2,824,354	2,475,997		1,959,233
Long-term debt	2,769,165	2,128,293		2,126,787
First mortgage bonds	2,769,165	2,128,293		2,126,787
Deferred financing costs, net	26,369	19,058		20,400
Unamortized discounts	8,266	6,449		6,651
Subsidiaries [Member] | Fixed Rate [Member]
Face Value	2,803,800	2,153,800		2,153,800
Fair Value	2,629,354	2,020,997		1,959,233
Subsidiaries [Member] | Variable Rate [Member]
Face Value	195,000	455,000		0
Fair Value	$ 195,000	455,000		0
Unamortized discounts		$ (6,400)		6,700
Subsidiaries [Member] | FMB Twenty - three
Debt instrument, stated interest rate	0.95%	0.95%
First mortgage bonds	$ 60,000	$ 60,000		60,000
Fair Value, Inputs, Level 1 [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value		3,552		3,228
Investments, Fair Value Disclosure		3,552		3,228
Total financial assets measured at fair value		3,552		3,228
Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	0	0		0
Total financial assets measured at fair value	0	0		0
Significant Observable Inputs (Level 2) [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	0	14,294	14,294	12,172
Investments, Fair Value Disclosure	0	0	0	0
Total financial assets measured at fair value	0	14,294	14,294	12,172
Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value		14,294		12,172
Investments, Fair Value Disclosure		0		0
Total financial assets measured at fair value		14,294		12,172
Significant Observable Inputs (Level 2) [Member] | Subsidiaries [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	0	0		0
Total financial assets measured at fair value	0	0		0
Unobservable Inputs (Level 3) [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	393	1,388	1,388	7,545
Investments, Fair Value Disclosure	0	0	0	0
Total financial assets measured at fair value	393	1,388	1,388	7,545
Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value		0		0
Investments, Fair Value Disclosure				0
Total financial assets measured at fair value		0		0
Unobservable Inputs (Level 3) [Member] | Subsidiaries [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	393	1,388		7,545
Total financial assets measured at fair value	393	1,388		7,545
Money Market Funds [Member]
Investments, Fair Value Disclosure	86	127	127	5
Money Market Funds [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		127		5
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, Fair Value Disclosure	86		127
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		127		5
Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Investments, Fair Value Disclosure	0		0
Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		0		0
Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member]
Investments, Fair Value Disclosure	0		0
Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		0		0
Mutual Fund [Member]
Investments, Fair Value Disclosure	3,560	3,425	3,425	3,223
Mutual Fund [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		3,425		3,223
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, Fair Value Disclosure	3,560		3,425
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		3,425		3,223
Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member]
Investments, Fair Value Disclosure	0		0
Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		0		0
Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member]
Investments, Fair Value Disclosure	$ 0		$ 0
Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure		$ 0		$ 0